Vessels, Net	6 Months Ended
Jun. 30, 2021
Vessels, Net [Abstract]
Vessels, Net
5.	Vessels, Net:

The amounts in the accompanying interim consolidated balance sheets are analyzed as follows:

	June 30, 2021	December 31, 2020
Cost:
Beginning balance	307,870	292,280
- Additions	102,909	15,590
- Transfer to vessels held for sale	(17,127)	-
Ending balance	393,652	307,870

Accumulated depreciation:
Beginning balance	(51,133)	(38,499)
- Depreciation for the period	(6,950)	(12,634)
- Transfer to vessels held for sale	6,222	-
Ending balance	(51,861)	(51,133)

Net book value	341,791	256,737

On February 12, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $17,000. The vessel was delivered to the Company on June 9, 2021. The acquisition of the vessel was financed with cash on hand and through the ABB Loan Facility (Note 6).

On March 10, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Flagship, for a gross purchase price of $28,385. The vessel was delivered to the Company on May 6, 2021. The acquisition of the vessel was financed with cash on hand and through the sale and leaseback agreement entered into with Cargill International S.A., or Cargill, on May 11, 2021 (Note 6).

On March 11, 2021, the Company entered into an agreement with unaffiliated third parties for the purchase of a secondhand Capesize vessel, the Patriotship, for a gross purchase price of $26,600. The vessel was delivered to the Company on June 1, 2021. The acquisition of the vessel was financed with cash on hand and through the sale and leaseback agreement entered into with CMB Financial Leasing Co., Ltd., or CMBFL, on June 22, 2021 (Note 6).

On March 19, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Hellasship, for a gross purchase price of $28,600. The vessel was delivered to the Company on May 6, 2021. The acquisition of the vessel was financed with cash on hand and through the sale and leaseback agreement entered into with CMBFL on June 22, 2021 (Note 6).

During the six-month period ended June 30, 2021, an amount of $2,324 of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.
As of June 30, 2021, all vessels, except for the Knightship, the Championship, the Flagship, the Hellasship and the Patriotship that are financed through other financial liabilities (sale and leaseback agreements), are mortgaged to secured loans of the Company (Note 6).
Advances for Vessels Acquisitions and Other Costs
On May 17, 2021, the Company entered into an agreement with unaffiliated third parties for the purchase of a secondhand Capesize vessel, the Australia Maru to be renamed Worldship, for a gross purchase price of $33,700. The Company expects to finance the vessel acquisition with cash on hand and by a secured loan facility from financial institutions. Delivery of the vessel is expected to take place until the end of the third quarter of 2021. An amount of $10,110 has been paid as advance payment.

On June 22, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Ocean Clarion to be renamed Friendship, for a gross purchase price of $24,600. As of June 30, 2021, an amount of $4,920 was paid as advance payment. The vessel was delivered to the Company on July 27, 2021. The acquisition price was financed with cash on hand, while the Company expects to refinance part of the acquisition cost by a secured loan facility (Note 14).

Vessels Held for Sale

On June 30, 2021, the Company entered into an agreement with an unaffiliated third party for the sale of the Leadership for a gross sale price of $12,600. Delivery of the vessel to her new owners is expected to take place until the end of the third quarter. As of June 30, 2021, the vessel was classified in current assets as “Vessels held for sale” in the Consolidated Balance Sheet, according to the provisions of ASC 360, as all the criteria for this classification were met. The specific vessel was not impaired as of June 30, 2021, since its carrying amount plus unamortized dry-dock costs as at the balance sheet date was lower than its fair value less cost to sell.